Nature of Operations and Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted income (loss) Per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 5,348,000	$ (5,018,000)	$ (842,000)	$ (4,237,000)	$ (11,000)	$ 615,000	$ 2,935,000
Reversal of Gain on change in value of warrant liability	(5,597,000)	(2,732,000)		10,405,000
Net loss Available to Common Stockholders, Diluted	$ (249,000,000)	$ (5,018,000)		$ (16,856,000)
Weighted-average shares outstanding	17,541,838	17,892,769		17,866,168
Restricted stock grants and warrants	3,468,872
UPOs	415,405
Diluted weighted-average shares outstanding	21,426,115	17,895,932		18,154,434
Basic	$ 0.30	$ (0.28)		$ (0.24)
Diluted	$ (0.01)	$ (0.28)		$ (0.93)